FORWARD FUNDS

Supplement dated October 11, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2011, as supplemented

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

Jonathan Bell is no longer involved in the day-to-day management of the Fund. Accordingly, all references to Mr. Bell in the prospectuses shall be deleted.

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Effective October 10, 2011, Avo Ora is jointly responsible for the day-to-day management of the Fund. Accordingly, the fourth sentence under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus shall be revised to read as follows:

The members of the team are: Klaus Bockstaller, Head, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities, and Avo Ora, Senior Investment Manager, Global Emerging Market Equities.

The following sentence shall be added after the last sentence under the heading “Investment Advisor/Portfolio Manager” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

Mr. Ora has managed the Fund since October 2011.

The following information shall be added under the heading/subheading “Management of the Funds – Sub-Advisors/Portfolio Managers” after the second complete paragraph on page 121 of the No-Load Prospectus and after the last complete paragraph on page 115 of the Load Prospectus:

Avo Ora, Senior Investment Manager, Global Emerging Market Equities. Mr. Ora joined PAM in April 2011, and focuses on Asia ex Japan. Before joining PAM, he was a Senior Vice President with Putnam, with responsibility for Asia Pacific ex Japan strategies (2003-2011), and began his career at Putnam as an Analyst (1998-2003). Mr. Ora holds a Masters in International Affairs from the Columbia School of International Public Affairs. Mr. Ora has managed the Fund since October 2011.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP EM PM PRO 10112011

FORWARD FUNDS

Supplement dated October 11, 2011

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2011, as supplemented

This supplement amends the SAI dated May 1, 2011, as supplemented, in order to incorporate a change in the portfolio management team for the Forward Emerging Markets Fund (the “Fund”). The following information applies to the Fund only:

Jonathan Bell is no longer involved in the day-to-day management of the Fund. Accordingly, all references to Mr. Bell in the SAI shall be deleted.

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Effective October 10, 2011, Avo Ora is jointly responsible for the day-to-day management of the Fund. Accordingly, the following sentence shall replace the second sentence of the first paragraph under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Pictet Asset Management Limited: Forward Emerging Markets Fund (Non-Cash Portion)” on page 28 of the SAI:

Klaus Bockstaller, Head, Global Emerging Markets Equities, Stephen Burrows, Senior Investment Manager and Product Specialist, Peter Jarvis, Senior Investment Manager, Global Emerging Market Equities, and Avo Ora, Senior Investment Manager, Global Emerging Market Equities are responsible for the day-to-day management of the Forward Emerging Markets Fund.

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The information concerning the portfolio managers’ ownership with respect to the Fund as contained in the table under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers” on pages 39-42 of the SAI is replaced to read as follows:

Information as of December 31, 2010 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund*
Klaus Bockstaller	Forward Emerging Markets Fund	A
Stephen Burrows	Forward Emerging Markets Fund	A
Peter Jarvis**	Forward Emerging Markets Fund	A
Avo Ora***	Forward Emerging Markets Fund	A
Jim O’Donnell	Forward Emerging Markets Fund	C
Nathan J. Rowader	Forward Emerging Markets Fund	A
Paul Herber	Forward Emerging Markets Fund	A
Paul Broughton	Forward Emerging Markets Fund	A

* Key to Dollar Ranges
** Information as of May 15, 2011
*** Information as of October 10, 2011
A None
B $1 - $10,000
C $10,001 - $50,000
D $50,001 - $100,000
E $100,001 - $500,000
F $500,001 - $1,000,000
G Over $1,000,000

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP EM PM SAI 10112011